Investment Securities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Investment Securities [Line Items]
Proceeds from sale of available-for-sale securities	¥ 1,781	¥ 2,482	¥ 425
Gross realized gains on available-for-sale securities	¥ 750	¥ 1,396	¥ 388
Losses realized on the sale of available-for-sale securities
Other-than-temporarily impairment losses on available for sale			¥ 388
Carrying amounts of non-marketable equity securities	¥ 476	¥ 469
Other non-marketable equity securities lack readily determinable fair values	¥ 476	¥ 469
Non-marketable equity securities with a purchase cost			20
Non-marketable equity securities written down to fair value			8
Other-than-temporarily impairment losses Non-marketable equity securities			¥ 12